UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number          811-08071

Lazard Retirement Series, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2013

FORM N-Q

Item 1.	Schedule of Investments.

Lazard Retirement Series, Inc. Portfolios of Investments March 31, 2013 (unaudited)

Description	Shares	Value

Lazard Retirement US Strategic Equity Portfolio

Common Stocks | 98.0%

Aerospace & Defense | 2.2%

Raytheon Co.	1,115	$65,551
The Boeing Co.	1,065	91,430

		156,981

Agriculture | 0.9%

The Mosaic Co.	1,145	68,254

Alcohol & Tobacco | 2.5%

Molson Coors Brewing Co., Class B	3,780	184,956

Automotive | 1.2%

General Motors Co. (a)	3,100	86,242

Banking | 2.4%

Bank of America Corp.	10,045	122,348
Regions Financial Corp.	6,500	53,235

		175,583

Cable Television | 2.0%

Comcast Corp., Class A	3,720	147,386

Chemicals | 1.8%

E.l. du Pont de Nemours & Co.	1,665	81,851
Eastman Chemical Co.	700	48,909

		130,760

Commercial Services | 2.5%

ADT Corp.	767	37,537
Corrections Corp. of America	1,715	67,005
Republic Services, Inc.	2,310	76,230

		180,772

Computer Software | 4.2%

BMC Software, Inc. (a)	1,925	89,185
Microsoft Corp.	3,800	108,718
Oracle Corp.	3,385	109,471

		307,374

Consumer Products | 1.5%

Hasbro, Inc.	2,415	106,115

Energy Exploration & Production | 2.9%

Anadarko Petroleum Corp.	1,040	90,948
Devon Energy Corp.	2,115	119,328

		210,276

Energy Integrated | 4.4%

Chevron Corp.	1,500	178,230
Consol Energy, Inc.	4,150	139,648

		317,878

Description	Shares	Value

Energy Services | 2.5%

Halliburton Co.	1,885	$76,173
Transocean, Ltd.	2,020	104,959

		181,132

Financial Services | 6.9%

American Express Co.	1,510	101,865
Ameriprise Financial, Inc.	1,005	74,018
Capital One Financial Corp.	1,230	67,589
Citigroup, Inc.	4,460	197,310
Janus Capital Group, Inc.	6,260	58,844

		499,626

Food & Beverages | 3.5%

PepsiCo, Inc.	950	75,154
Sysco Corp.	5,075	178,488

		253,642

Health Services | 1.1%

UnitedHealth Group, Inc.	1,385	79,236

Insurance | 1.7%

The Hartford Financial Services Group, Inc.	2,020	52,116
The Travelers Cos., Inc.	885	74,508

		126,624

Leisure & Entertainment | 3.4%

Viacom, Inc., Class B	4,015	247,204

Manufacturing | 3.3%

Caterpillar, Inc.	625	54,356
Honeywell International, Inc.	1,490	112,272
Tyco International, Ltd.	2,345	75,040

		241,668

Medical Products | 7.9%

Baxter International, Inc.	2,110	153,270
CareFusion Corp. (a)	5,610	196,294
McKesson Corp.	2,105	227,256

		576,820

Metals & Mining | 0.4%

Walter Energy, Inc.	1,085	30,923

Pharmaceutical & Biotechnology | 10.3%

Gilead Sciences, Inc. (a)	3,060	149,726
Johnson & Johnson	1,930	157,353
Pfizer, Inc.	11,000	317,460
Zoetis, Inc.	3,700	123,580

		748,119

Real Estate | 0.8%

Vornado Realty Trust	700	58,548

Description	Shares	Value

Lazard Retirement US Strategic Equity Portfolio (concluded)

Retail | 13.3%

Advance Auto Parts, Inc.	1,080	$89,262
American Eagle Outfitters, Inc.	5,740	107,338
AutoZone, Inc. (a)	184	73,006
Big Lots, Inc. (a)	1,945	68,600
CVS Caremark Corp.	3,445	189,440
Lowe’s Cos., Inc.	1,840	69,773
Macy’s, Inc.	2,000	83,680
Wal-Mart Stores, Inc.	3,800	284,354

		965,453

Semiconductors & Components | 1.0%

Texas Instruments, Inc.	2,150	76,282

Technology | 1.6%

Google, Inc., Class A (a)	143	113,546

Technology Hardware | 11.8%

Apple, Inc.	303	134,117
Cisco Systems, Inc.	13,975	292,217
EMC Corp. (a)	5,150	123,033
Hewlett-Packard Co.	3,300	78,672
International Business Machines Corp.	450	95,985
Qualcomm, Inc.	1,945	130,218

		854,242

Total Common Stocks (Identified cost $5,972,721)		7,125,642

Preferred Stock | 0.0%

Automotive | 0.0%

Better Place, Inc., Series B (Identified cost $31,701) (a), (c)	12,681	0

Short-Term Investment | 1.6%

State Street Institutional Treasury Money Market Fund (Identified cost $113,668)	113,668	113,668

Total Investments | 99.6% (Identified cost $6,118,090) (b)		$7,239,310

Cash and Other Assets in Excess of Liabilities | 0.4%		26,826

Net Assets | 100.0%		$7,266,136

Description	Shares	Value

Lazard Retirement US Small-Mid Cap Equity Portfolio

Common Stocks | 98.5%

Automotive | 1.9%

Modine Manufacturing Co. (a)	50,115	$456,047
Tenneco, Inc. (a)	13,350	524,788

		980,835

Banking | 7.8%

East West Bancorp, Inc.	31,800	816,306
EverBank Financial Corp.	14,000	215,600
PacWest Bancorp	32,950	959,175
Signature Bank (a)	12,200	960,872
TCF Financial Corp.	35,000	523,600
Wintrust Financial Corp.	13,780	510,411

		3,985,964

Chemicals | 3.7%

Innophos Holdings, Inc.	10,800	589,248
Intrepid Potash, Inc.	25,400	476,504
Rockwood Holdings, Inc.	9,230	604,011
Solazyme, Inc. (a)	29,500	230,395

		1,900,158

Commercial Services | 2.4%

KAR Auction Services, Inc.	27,300	546,819
National CineMedia, Inc.	19,700	310,866
Realogy Holdings Corp.	7,800	380,952

		1,238,637

Computer Software | 6.7%

Autodesk, Inc. (a)	21,280	877,587
BMC Software, Inc. (a)	13,900	643,987
Informatica Corp. (a)	18,390	633,904
j2 Global, Inc.	12,700	497,967
Red Hat, Inc. (a)	15,550	786,208

		3,439,653

Construction & Engineering | 2.2%

MasTec, Inc. (a)	22,400	652,960
Quanta Services, Inc. (a)	16,400	468,712

		1,121,672

Consumer Products | 4.8%

Central Garden & Pet Co., Class A (a)	54,962	451,787
Hasbro, Inc.	17,500	768,950
Matthews International Corp., Class A	23,600	823,404
The Middleby Corp. (a)	2,565	390,265

		2,434,406

Diversified | 1.0%

SPX Corp.	6,295	497,053

Description	Shares	Value

Energy Exploration & Production | 1.9%

Diamondback Energy, Inc.	19,095	$512,510
PDC Energy, Inc. (a)	9,100	451,087

		963,597

Energy Services | 3.8%

Key Energy Services, Inc. (a)	60,400	488,032
Oil States International, Inc. (a)	9,500	774,915
Rowan Cos. PLC, Class A (a)	18,600	657,696

		1,920,643

Financial Services | 3.1%

Raymond James Financial, Inc.	19,200	885,120
Waddell & Reed Financial, Inc., Class A	15,400	674,212

		1,559,332

Food & Beverages | 0.8%

TreeHouse Foods, Inc. (a)	6,600	429,990

Forest & Paper Products | 2.8%

Rock-Tenn Co., Class A	5,200	482,508
Schweitzer-Mauduit International, Inc.	24,800	960,504

		1,443,012

Health Services | 3.0%

Brookdale Senior Living, Inc. (a)	21,300	593,844
Team Health Holdings, Inc. (a)	11,800	429,284
VCA Antech, Inc. (a)	22,800	535,572

		1,558,700

Insurance | 3.2%

Arch Capital Group, Ltd. (a)	16,200	851,634
Brown & Brown, Inc.	24,900	797,796

		1,649,430

Leisure & Entertainment | 2.0%

Bally Technologies, Inc. (a)	10,415	541,268
Texas Roadhouse, Inc.	23,610	476,686

		1,017,954

Manufacturing | 11.2%

Actuant Corp., Class A	24,965	764,428
B/E Aerospace, Inc. (a)	11,000	663,190
Carpenter Technology Corp.	13,600	670,344
FLIR Systems, Inc.	20,660	537,367
Harsco Corp.	15,600	386,412
Joy Global, Inc.	9,230	549,369
Kennametal, Inc.	11,500	448,960
Littelfuse, Inc.	7,700	522,445
Regal-Beloit Corp.	6,110	498,332
TriMas Corp. (a)	20,800	675,376

		5,716,223

Description	Shares	Value

Lazard Retirement US Small-Mid Cap Equity Portfolio (concluded)

Medical Products | 4.9%

CareFusion Corp. (a)	31,700	$1,109,183
Haemonetics Corp. (a)	16,780	699,055
Henry Schein, Inc. (a)	7,300	675,615

		2,483,853

Metal & Glass Containers | 1.1%

Owens-Illinois, Inc. (a)	20,700	551,655

Metals & Mining | 1.6%

US Silica Holdings, Inc.	22,365	527,367
Walter Energy, Inc.	9,900	282,150

		809,517

Pharmaceutical & Biotechnology | 1.4%

Vertex Pharmaceuticals, Inc. (a)	13,020	715,840

Real Estate | 7.0%

Camden Property Trust REIT	11,700	803,556
Extra Space Storage, Inc. REIT	20,700	812,889
Kilroy Realty Corp. REIT	15,650	820,060
Lexington Realty Trust REIT	42,500	501,500
The Macerich Co. REIT	10,022	645,216

		3,583,221

Retail | 3.8%

American Eagle Outfitters, Inc.	35,490	663,663
Iconix Brand Group, Inc. (a)	26,420	683,485
Vera Bradley, Inc. (a)	24,800	586,024

		1,933,172

Semiconductors & Components | 6.3%

II-VI, Inc. (a)	38,600	657,744
LSI Corp. (a)	99,900	677,322
Microsemi Corp. (a)	23,500	544,495
ON Semiconductor Corp. (a)	101,500	840,420
Xilinx, Inc.	13,200	503,844

		3,223,825

Technology | 4.7%

FleetMatics Group PLC	18,100	438,925
NetScout Systems, Inc. (a)	36,030	885,257
SS&C Technologies Holdings, Inc. (a)	35,200	1,055,296

		2,379,478

Transportation | 3.8%

Alaska Air Group, Inc. (a)	11,600	741,936
Echo Global Logistics, Inc. (a)	25,460	563,175
Hub Group, Inc., Class A (a)	16,700	642,282

		1,947,393

Description	Shares	Value

Water | 1.6%

California Water Service Group	39,900	$794,010

Total Common Stocks (Identified cost $41,506,480)		50,279,223

Preferred Stock | 0.0%

Automotive | 0.0%

Better Place, Inc., Series B (Identified cost $864,900) (a), (c)	345,960	0

Short-Term Investment | 1.4%

State Street Institutional Treasury Money Market Fund (Identified cost $698,802)	698,802	698,802

Total Investments | 99.9% (Identified cost $43,070,182) (b)		$50,978,025

Cash and Other Assets in Excess of Liabilities | 0.1%		62,863

Net Assets | 100.0%		$51,040,888

Description	Shares	Value

Lazard Retirement International Equity Portfolio

Common Stocks | 95.5%

Australia | 2.5%

Ansell, Ltd.	326,309	$5,459,570
James Hardie Industries PLC	967,521	10,083,422

		15,542,992

Belgium | 3.7%

Anheuser-Busch InBev NV	233,645	23,136,223

Bermuda | 1.2%

Signet Jewelers, Ltd.	111,260	7,516,140

Brazil | 0.9%

Anhanguera Educacional Participacoes SA	345,000	5,577,706

Canada | 3.5%

MacDonald Dettwiler & Associates, Ltd.	78,500	5,370,625
Potash Corp. of Saskatchewan, Inc.	168,570	6,621,000
Rogers Communications, Inc., Class B	193,400	9,878,945

		21,870,570

Denmark | 1.0%

Carlsberg A/S, Class B	63,310	6,160,763

Finland | 1.5%

Sampo Oyj, A Shares	235,284	9,047,969

France | 8.4%

BNP Paribas SA	221,280	11,357,264
Cie Generale de Geophysique-Veritas (a)	107,440	2,419,776
Rexel SA	322,629	7,040,897
Sanofi SA	152,391	15,484,802
Technip SA	65,648	6,730,392
Valeo SA	159,939	8,654,832

		51,687,963

Germany | 7.9%

Bayer AG	141,803	14,627,055
Bayerische Motoren Werke AG	91,427	7,888,447
Merck KGaA	72,326	10,912,101
SAP AG	134,523	10,777,401
ThyssenKrupp AG (a)	219,337	4,460,561

		48,665,565

Indonesia | 0.9%

PT Bank Mandiri (Persero) Tbk ADR	568,100	5,851,430

Ireland | 0.9%

Ryanair Holdings PLC Sponsored ADR	134,272	5,609,884

Italy | 2.5%

Atlantia SpA	413,800	6,534,896
Eni SpA	397,645	8,935,419

		15,470,315

Description	Shares	Value

Japan | 15.8%

AEON Financial Service Co., Ltd.	271,800	$7,686,106
Asics Corp.	556,660	9,153,978
Canon, Inc.	174,500	6,395,337
Daikin Industries, Ltd.	135,300	5,296,441
Daito Trust Construction Co., Ltd.	59,700	5,111,616
Don Quijote Co., Ltd.	236,200	10,450,661
Fanuc Corp.	27,000	4,127,370
Komatsu, Ltd.	295,500	7,009,630
LIXIL Group Corp.	410,400	8,161,351
Seven & I Holdings Co., Ltd.	227,300	7,521,533
SoftBank Corp.	130,500	5,988,846
Sumitomo Mitsui Financial Group, Inc.	333,900	13,620,609
Yahoo Japan Corp.	15,604	7,169,204

		97,692,682

Mexico | 1.0%

Genomma Lab Internacional SAB de CV, B Shares (a)	2,544,300	6,194,180

Netherlands | 0.2%

ING Groep NV (a)	195,581	1,388,157

New Zealand | 0.7%

Telecom Corp. of New Zealand, Ltd.	2,193,811	4,295,212

Norway | 0.7%

Petroleum Geo-Services ASA	267,000	4,114,198

Philippines | 0.7%

BDO Unibank, Inc. (a)	1,843,330	4,053,881

Russia | 1.5%

Sberbank of Russia (d)	2,839,664	9,006,647

South Africa | 1.1%

Mediclinic International, Ltd.	992,248	6,927,704

South Korea | 2.2%

Hyundai Mobis	26,090	7,292,819
Samsung Electronics Co., Ltd. GDR	8,938	6,006,336

		13,299,155

Spain | 2.7%

Mediaset Espana Comunicacion SA	1,103,182	7,920,456
Red Electrica Corporacion SA	180,153	9,063,974

		16,984,430

Sweden | 5.2%

Assa Abloy AB, Class B	250,378	10,224,058
Getinge AB, B Shares	131,829	4,025,746
Sandvik AB	342,840	5,271,588
Swedbank AB, A Shares	371,982	8,459,650

Description	Shares	Value

Lazard Retirement International Equity Portfolio (concluded)

Volvo AB, B Shares	288,471	$4,194,340

		32,175,382

Switzerland | 5.8%

GAM Holding AG	322,391	5,450,727
Novartis AG	327,655	23,280,659
Swatch Group AG	12,153	7,066,740

		35,798,126

Thailand | 1.1%

Krung Thai Bank Public Co., Ltd. (d)	7,810,100	6,613,983

Turkey | 1.4%

Koc Holding AS	709,501	4,117,482
Turkcell Iletisim Hizmetleri AS (a)	707,258	4,749,453

		8,866,935

United Kingdom | 20.5%

BG Group PLC	290,328	4,980,457
BHP Billiton PLC	367,639	10,697,362
British American Tobacco PLC	228,963	12,270,354
Direct Line Insurance Group PLC	1,989,222	6,159,902
Informa PLC	1,643,663	13,149,144
Prudential PLC	823,406	13,324,471
Reed Elsevier PLC	651,633	7,732,865
Rexam PLC	1,657,752	13,287,044
Royal Dutch Shell PLC, A Shares	452,502	14,638,025
Standard Chartered PLC	403,331	10,439,749
Unilever PLC	467,480	19,775,096

		126,454,469

Total Common Stocks (Identified cost $481,056,409)		590,002,661

Short-Term Investment | 3.6%

State Street Institutional Treasury Money Market Fund (Identified cost $22,003,530)	22,003,530	22,003,530

Total Investments | 99.1% (Identified cost $503,059,939) (b)		$612,006,191

Cash and Other Assets in Excess of Liabilities | 0.9%		5,331,295

Net Assets | 100.0%		$617,337,486

Description	Shares	Value

Lazard Retirement Emerging Markets Equity Portfolio

Common Stocks | 95.4%

Argentina | 0.5%

YPF Sociedad Anonima Sponsored ADR	343,334	$4,906,243

Brazil | 12.4%

Banco do Brasil SA	2,909,166	39,417,526
CCR SA	1,479,300	15,109,614
Cielo SA	1,087,484	31,998,911
Natura Cosmeticos SA	444,000	10,687,200
Souza Cruz SA	768,355	11,289,105
Vale SA Sponsored ADR	1,195,900	20,677,111

		129,179,467

Canada | 0.1%

First Quantum Minerals, Ltd.	86,200	1,639,399

China | 7.3%

Baidu, Inc. Sponsored ADR (a)	184,900	16,215,730
China Construction Bank Corp., Class H	44,297,390	36,179,536
CNOOC, Ltd.	4,948,000	9,497,549
NetEase, Inc. Sponsored ADR	156,000	8,544,120
Weichai Power Co., Ltd., Class H	1,746,400	5,838,169

		76,275,104

Colombia | 1.1%

Pacific Rubiales Energy Corp.	539,400	11,384,295

Egypt | 1.5%

Commercial International Bank Egypt SAE GDR	1,403,765	5,805,972
Eastern Tobacco SAE	14,743	208,022
Orascom Construction Industries (a)	262,389	9,256,636

		15,270,630

Hong Kong | 2.8%

China Mobile, Ltd. Sponsored ADR	443,949	23,587,010
Huabao International Holdings, Ltd.	13,021,000	5,636,107

		29,223,117

Hungary | 1.2%

OTP Bank PLC	707,792	12,772,757

India | 4.5%

Bank of India	1,011,981	5,658,528
Bharat Heavy Electricals, Ltd.	2,066,029	6,770,189
Jindal Steel & Power, Ltd.	1,172,749	7,557,596
Punjab National Bank, Ltd.	902,028	11,983,612
Tata Consultancy Services, Ltd.	520,083	15,042,217

		47,012,142

Indonesia | 6.2%

PT Bank Mandiri (Persero) Tbk	17,546,429	18,056,526

Description	Shares	Value

PT Semen Indonesia (Persero) Tbk	4,526,400	$8,244,639
PT Tambang Batubara Bukit Asam (Persero) Tbk	1,976,000	2,928,161
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	579,900	26,141,892
PT United Tractors Tbk	5,244,040	9,821,613

		65,192,831

Macau | 1.1%

Wynn Macau, Ltd. (a)	4,226,800	11,244,168

Malaysia | 0.8%

British American Tobacco Malaysia Berhad	392,100	7,911,645

Mexico | 3.8%

America Movil SAB de CV, Series L ADR	521,100	10,922,256
Grupo Mexico SAB de CV, Series B	2,685,997	10,816,664
Grupo Televisa SAB Sponsored ADR	279,400	7,434,834
Kimberly-Clark de Mexico SAB de CV, Series A	3,173,200	11,072,783

		40,246,537

Pakistan | 1.2%

Oil & Gas Development Co., Ltd.	3,098,500	6,345,312
Pakistan Petroleum, Ltd.	3,803,585	6,760,254

		13,105,566

Philippines | 2.1%

Philippine Long Distance Telephone Co. Sponsored ADR	305,200	21,650,888

Russia | 10.3%

Gazprom OAO Sponsored ADR	1,211,070	10,354,649
Lukoil OAO Sponsored ADR	120,378	7,752,343
Magnit OJSC Sponsored GDR (d), (e)	172,575	7,791,761
MegaFon OAO GDR (d), (e)	351,600	10,899,600
Mobile TeleSystems OJSC Sponsored ADR	1,133,400	23,506,716
Oriflame Cosmetics SA SDR	155,985	5,313,958
Sberbank of Russia (d)	10,132,039	32,136,092
TNK-BP Holding (d)	2,329,808	2,824,258
Uralkali OJSC Sponsored GDR	176,819	6,521,085

		107,100,462

South Africa | 10.9%

Bidvest Group, Ltd.	611,160	16,108,309
Imperial Holdings, Ltd.	222,130	5,078,506
Murray & Roberts Holdings, Ltd. (a)	1,264,021	3,229,025
Nedbank Group, Ltd.	453,251	9,391,528
PPC, Ltd.	1,957,075	6,821,339
Sanlam, Ltd.	1,900,636	9,751,939
Shoprite Holdings, Ltd.	1,052,145	20,916,349
Standard Bank Group, Ltd.	589,129	7,585,069
Tiger Brands, Ltd.	286,639	9,164,667

Description	Shares	Value

Lazard Retirement Emerging Markets Equity Portfolio (concluded)

Truworths International, Ltd.	903,233	$8,857,190
Vodacom Group, Ltd.	782,558	9,352,944
Woolworths Holdings, Ltd.	1,053,876	8,091,487

		114,348,352

South Korea | 14.0%

Coway Co., Ltd.	263,586	11,703,351
Hanwha Life Insurance Co., Ltd.	1,925,742	11,683,227
Hyundai Mobis	74,685	20,876,357
KB Financial Group, Inc.	488,470	16,244,284
KT&G Corp.	224,824	15,256,347
NHN Corp.	60,703	14,621,970
Samsung Electronics Co., Ltd.	23,040	31,269,459
Shinhan Financial Group Co., Ltd.	677,251	24,257,103

		145,912,098

Taiwan | 4.2%

Hon Hai Precision Industry Co., Ltd.	3,004,269	8,308,772
MediaTek, Inc.	710,675	8,080,578
Taiwan Semiconductor Manufacturing Co., Ltd.	8,114,642	27,137,002

		43,526,352

Thailand | 2.8%

CP All Public Co. Ltd. (d)	5,079,400	7,935,207
PTT Exploration & Production Public Co. Ltd. (d)	1,680,335	8,520,736
The Siam Cement Public Co. Ltd.	754,900	12,476,408

		28,932,351

Turkey | 6.6%

Akbank TAS	2,566,808	13,477,409
Koc Holding AS	2,552,415	14,812,556
Turkcell Iletisim Hizmetleri AS (a)	3,175,977	21,327,652
Turkiye Is Bankasi AS, C Shares	5,056,305	19,226,982

		68,844,599

Total Common Stocks (Identified cost $924,368,524)		995,679,003

Preferred Stock | 1.2%

Brazil | 1.2%

Companhia de Bebidas das Americas SA Sponsored ADR (Identified cost $9,390,112)	316,100	13,380,513

Short-Term Investment | 2.9%

State Street Institutional Treasury Money Market Fund (Identified cost $29,870,461)	29,870,461	29,870,461

Description	Value

Total Investments | 99.5% (Identified cost $963,629,097) (b)	$1,038,929,977

Cash and Other Assets in Excess of Liabilities | 0.5%	4,855,704

Net Assets | 100.0%	$1,043,785,681

Description	Shares	Value

Lazard Retirement Multi-Asset Targeted Volatility Portfolio

Common Stocks | 72.2%

Australia | 1.8%

AGL Energy, Ltd.	502	$8,289
Amcor, Ltd.	7,246	70,010
CFS Retail Property Trust Group REIT	15,728	32,914
Coca-Cola Amatil, Ltd.	4,503	68,356
Commonwealth Property Office Fund REIT	27,206	31,441
CSL, Ltd.	1,335	82,326
DuluxGroup, Ltd.	9,610	44,524
Evolution Mining, Ltd. (a)	9,170	13,987
Federation Centres Ltd. REIT	5,386	13,234
Fortescue Metals Group, Ltd.	2,528	10,370
Metcash, Ltd.	9,218	39,733
Platinum Asset Management, Ltd.	2,894	15,608
Spark Infrastructure Group	19,089	32,992
Telstra Corp., Ltd.	23,743	111,488
Westfield Group REIT	3,468	39,176
Westfield Retail Trust REIT	8,526	26,808
Woolworths, Ltd.	3,248	114,266

		755,522

Austria | 0.0%

IMMOFINANZ AG	3,131	11,860

Belgium | 1.8%

Anheuser-Busch InBev NV Sponsored ADR	6,590	656,035
Belgacom SA	1,123	27,919
Colruyt SA	701	33,899
Delhaize Group SA	714	38,948

		756,801

Bermuda | 0.2%

Everest Re Group, Ltd.	355	46,100
Montpelier Re Holdings, Ltd.	450	11,722
PartnerRe, Ltd.	261	24,302

		82,124

Canada | 3.1%

Agnico-Eagle Mines, Ltd.	290	11,896
Bank of Montreal	488	30,716
Bank of Nova Scotia	1,032	60,050
Barrick Gold Corp.	1,054	30,961
BCE, Inc.	237	11,072
Bell Aliant, Inc.	2,171	57,574
Canadian Apartment Properties REIT	743	18,446
Canadian National Railway Co.	727	73,069
Canadian Tire Corp., Ltd., Class A	839	60,547
CGI Group, Inc., Class A (a)	2,464	66,970
CI Financial Corp.	2,271	62,819

Description	Shares	Value

Cineplex, Inc.	1,039	$35,266
Constellation Software, Inc.	322	39,657
Empire Co., Ltd., Class A	348	22,661
Imperial Oil, Ltd.	1,260	51,499
Intact Financial Corp.	1,697	103,990
Kinross Gold Corp.	1,591	12,592
MacDonald Dettwiler & Associates, Ltd.	239	16,351
Metro, Inc.	484	30,326
Open Text Corp.	219	12,944
Potash Corp. of Saskatchewan, Inc.	8,490	333,232
Rogers Communications, Inc., Class B	2,363	120,703
Royal Bank of Canada	517	31,147
Tim Hortons, Inc.	448	24,348

		1,318,836

China | 0.0%

AAC Technologies Holdings, Inc.	2,500	12,013

Denmark | 0.7%

Chr. Hansen Holding A/S	2,048	75,985
Coloplast A/S, Class B	1,964	105,656
Novo Nordisk A/S, Class B	703	114,217

		295,858

Finland | 1.2%

Orion Oyj, Class B	1,475	38,741
Sampo Oyj, A Shares ADR	24,255	467,151

		505,892

France | 1.0%

Cie Generale de Geophysique-Veritas
Sponsored ADR (a)	6,505	146,363
Cie Generale des Etablissements Michelin	141	11,793
Hermes International	41	14,235
Technip SA ADR	6,735	172,820
Teleperformance SA	436	18,580
Total SA	937	44,867

		408,658

Germany | 0.8%

Hannover Rueckversicherung AG	559	43,846
Kabel Deutschland Holding AG	377	34,785
Sky Deutschland AG ADR (a)	47,110	260,047
Suedzucker AG	249	10,517

		349,195

Guernsey | 0.0%

Resolution, Ltd.	3,340	13,829

Hong Kong | 0.4%

CLP Holdings, Ltd.	2,500	21,900
HKT Trust and HKT, Ltd.	55,000	55,053

Description	Shares	Value

Lazard Retirement Multi-Asset Targeted Volatility Portfolio (continued)

Jardine Matheson Holdings, Ltd.	400	$26,040
Power Assets Holdings, Ltd.	2,000	18,847
The Link REIT	9,000	49,159

		170,999

Ireland | 1.7%

DCC PLC	1,038	36,524
Experian PLC Sponsored ADR	28,500	493,905
Paddy Power PLC	679	61,274
Ryanair Holdings PLC Sponsored ADR	2,677	111,845

		703,548

Isle Of Man | 0.1%

Playtech, Ltd.	3,710	35,627

Italy | 1.2%

Eni SpA Sponsored ADR	10,260	460,571
Lottomatica Group SpA	559	13,135
Terna SpA	7,029	29,103

		502,809

Japan | 8.0%

Ain Pharmaciez, Inc.	300	16,190
Ajinomoto Co., Inc.	3,000	44,011
ANA Holdings Inc.	9,000	18,548
Avex Group Holdings, Inc.	800	21,612
Central Japan Railway Co.	800	84,304
Century Tokyo Leasing Corp.	500	12,944
Daihatsu Motor Co., Ltd. ADR	6,340	264,378
Daito Trust Construction Co., Ltd.	400	34,249
Daito Trust Construction Co., Ltd. ADR	8,600	184,040
Daiwa House Industry Co., Ltd.	1,000	19,493
DCM Holdings Co., Ltd.	1,700	14,176
East Japan Railway Co.	1,400	114,963
Electric Power Development Co., Ltd.	1,600	40,673
Hogy Medical Co., Ltd.	300	16,158
Japan Airlines Co., Ltd.	300	13,975
Japan Exchange Group, Inc.	100	9,263
Kaken Pharmaceutical Co., Ltd.	3,000	54,401
Kewpie Corp.	3,100	44,194
Lawson, Inc.	400	30,679
LIXIL Group Corp. ADR	7,050	281,224
Medipal Holdings Corp.	1,300	18,188
Miraca Holdings, Inc.	300	14,373
Mitsubishi Estate Co., Ltd. ADR	20,297	574,202
Nagoya Railroad Co., Ltd.	17,000	54,539
Nippon Express Co., Ltd.	4,000	19,121
Nippon Shinyaku Co., Ltd.	1,000	14,224
Osaka Gas Co., Ltd.	17,000	74,223

Description	Shares	Value

Otsuka Corp.	200	$21,735
Otsuka Holdings Co., Ltd.	3,200	110,990
Park24 Co., Ltd.	800	15,637
Resona Holdings, Inc.	7,500	39,438
Sawai Pharmaceutical Co., Ltd.	300	35,598
SKY Perfect JSAT Holdings, Inc.	43	20,304
Sumitomo Mitsui Financial Group, Inc.
Sponsored ADR	86,015	701,882
Sumitomo Osaka Cement Co., Ltd.	8,000	23,371
The Chugoku Bank, Ltd.	1,000	16,126
The Chugoku Electric Power Co., Inc.	1,600	20,855
The Gunma Bank, Ltd.	3,000	17,847
The Iyo Bank, Ltd.	4,000	37,011
The Joyo Bank, Ltd.	6,000	33,335
Tobu Railway Co., Ltd.	6,000	34,355
Tsumura & Co.	300	10,947
Unicharm Corp.	400	22,818
United Arrows, Ltd.	700	23,907
West Japan Railway Co.	2,100	100,834

		3,375,335

Luxembourg | 0.0%

SES SA	429	13,445

Netherlands | 0.2%

Gemalto NV	219	19,104
QIAGEN NV (a)	1,234	25,720
Unilever NV	409	16,753

		61,577

New Zealand | 0.1%

Sky Network Television, Ltd.	7,294	32,345
Telecom Corp. of New Zealand, Ltd.	5,024	9,837

		42,182

Norway | 0.1%

Statoil ASA	1,233	29,808

Singapore | 0.1%

Mapletree Industrial Trust REIT	15,000	16,991
StarHub, Ltd.	3,000	10,521

		27,512

Spain | 0.2%

ACS Actividades de Construccion y Servicios SA	555	12,952
Corporacion Financiera Alba SA	150	6,564
Enagas SA	691	16,090
Grifols SA (a)	240	8,899
Grifols SA Class B (a)	12	344
Red Electrica Corporacion SA	330	16,603

Description	Shares	Value

Lazard Retirement Multi-Asset Targeted Volatility Portfolio (continued)

Viscofan SA	526	$27,580

		89,032

Sweden | 0.8%

Assa Abloy AB ADR	14,110	286,856
Betsson AB	361	11,606
Hennes & Mauritz AB, B Shares	818	29,248
Loomis AB, B Shares	670	12,440

		340,150

Switzerland | 2.8%

Nestle SA	1,239	89,600
Novartis AG	1,573	111,765
Novartis AG ADR	7,480	532,875
Partners Group Holding AG	71	17,524
Roche Holding AG	420	97,777
Swatch Group AG ADR	11,560	338,477

		1,188,018

United Kingdom | 6.2%

ARM Holdings PLC	2,441	34,160
British American Tobacco PLC	1,626	87,139
British American Tobacco PLC Sponsored ADR	3,200	342,560
British Sky Broadcasting Group PLC	3,971	53,278
Centrica PLC	16,031	89,565
Diageo PLC	745	23,489
Domino’s Pizza Group PLC	3,284	30,064
Filtrona PLC	1,344	14,867
GlaxoSmithKline PLC	4,480	104,728
Intertek Group PLC ADR	7,050	368,362
National Grid PLC	798	9,276
Next PLC	1,184	78,546
Pace PLC	2,471	9,139
Petrofac, Ltd. ADR	10,225	111,248
Provident Financial PLC	1,525	36,240
Randgold Resources, Ltd.	181	15,621
Reckitt Benckiser Group PLC	399	28,603
Rexam PLC Sponsored ADR	8,273	332,575
Rightmove PLC	965	26,114
Shire PLC	1,602	48,781
Smith & Nephew PLC	674	7,783
SSE PLC	553	12,469
TalkTalk Telecom Group PLC	5,136	21,258
Tullow Oil PLC ADR	18,535	174,229
Unilever PLC	835	35,322
Unilever PLC Sponsored ADR	5,680	239,923
Vodafone Group PLC Sponsored ADR	9,145	259,809

		2,595,148

Description	Shares	Value

United States | 39.7%

3M Co.	147	$15,628
Abbott Laboratories	2,210	78,057
Actavis, Inc. (a)	203	18,698
Alliant Techsystems, Inc.	272	19,701
Amdocs, Ltd.	442	16,023
American Express Co.	9,715	655,374
American Water Works Co., Inc.	308	12,764
Amgen, Inc.	359	36,801
Apollo Commercial Real Estate Finance, Inc.	1,003	17,643
Apple, Inc.	1,696	750,701
ARMOUR Residential REIT, Inc.	1,028	6,713
AT&T, Inc.	822	30,159
AutoZone, Inc. (a)	1,027	407,483
Ball Corp.	389	18,509
Baxter International, Inc.	1,342	97,483
Campbell Soup Co.	1,059	48,036
CBOE Holdings, Inc.	845	31,214
Celgene Corp. (a)	273	31,643
Chevron Corp.	5,040	598,853
Cisco Systems, Inc.	38,835	812,040
Citigroup, Inc.	17,345	767,343
Colgate-Palmolive Co.	114	13,455
Comcast Corp., Class A	10,900	431,858
Consol Energy, Inc.	3,955	133,086
Consolidated Edison, Inc.	547	33,383
CR Bard, Inc.	218	21,970
CVS Caremark Corp.	7,485	411,600
DaVita HealthCare Partners, Inc. (a)	99	11,740
Dollar General Corp. (a)	215	10,875
Dollar Tree, Inc. (a)	717	34,724
Eastman Chemical Co.	2,950	206,117
Eli Lilly & Co.	226	12,835
EMC Corp. (a)	16,420	392,274
Exxon Mobil Corp.	199	17,932
Family Dollar Stores, Inc.	193	11,397
General Mills, Inc.	1,266	62,426
Google, Inc., Class A (a)	513	407,337
H.J. Heinz Co.	424	30,643
Hilltop Holdings, Inc. (a)	756	10,198
Honeywell International, Inc.	8,965	675,513
IntercontinentalExchange, Inc. (a)	783	127,684
International Business Machines Corp.	151	32,208
Intuit, Inc.	194	12,736
Johnson & Johnson	6,770	551,958
Joy Global, Inc.	5,525	328,848
Kellogg Co.	1,424	91,748

Description	Shares	Value

Lazard Retirement Multi-Asset Targeted Volatility Portfolio (continued)

Kimberly-Clark Corp.	1,142	$111,893
Lockheed Martin Corp.	104	10,038
Macy’s, Inc.	6,355	265,893
MasterCard, Inc., Class A	776	419,917
Mattel, Inc.	279	12,217
McDonald’s Corp.	787	78,456
McKesson Corp.	5,645	609,434
Microsoft Corp.	14,605	417,849
Newmont Mining Corp.	452	18,934
Oracle Corp.	18,290	591,499
PetSmart, Inc.	217	13,476
Pfizer, Inc.	22,493	649,148
PG&E Corp.	239	10,643
Portland General Electric Co.	455	13,800
Qualcomm, Inc.	12,032	805,542
Raytheon Co.	862	50,677
Regal Entertainment Group, Class A	1,503	25,055
Rockwell Collins, Inc.	272	17,169
Ross Stores, Inc.	592	35,887
SAIC, Inc.	1,040	14,092
Schlumberger, Ltd.	4,370	327,269
Synopsys, Inc. (a)	1,573	56,439
Sysco Corp.	7,420	260,961
The Clorox Co.	1,230	108,892
The Hershey Co.	798	69,849
The Kroger Co.	409	13,554
The Sherwin-Williams Co.	394	66,543
The Southern Co.	672	31,530
The TJX Cos., Inc.	2,147	100,372
The Walt Disney Co.	305	17,324
United Technologies Corp.	4,385	409,691
UnitedHealth Group, Inc.	5,040	288,338
Vertex Pharmaceuticals, Inc. (a)	4,385	241,087
Viacom, Inc., Class B	10,080	620,626
Visa, Inc., Class A	2,610	443,282
Wal-Mart Stores, Inc.	8,553	640,021
Wisconsin Energy Corp.	332	14,240
Xcel Energy, Inc.	3,055	90,734
Zoetis, Inc.	4,930	164,662

		16,682,444

Total Common Stocks (Identified cost $28,046,317)		30,368,222

Description	Security Currency	Principal Amount (000)	Value

Corporate Bonds | 6.6%

Australia | 0.7%

Commonwealth Bank of Australia:
6.500%, 08/13/13	AUD	20	$21,002
5.750%, 09/23/13	AUD	40	41,998
Mercedes-Benz Australia/Pacific Property, Ltd.,
4.500%, 05/18/15	AUD	48	50,754
Telstra Corp., Ltd., 6.250%, 04/15/15	AUD	100	109,426
Westpac Banking Corp., 6.375%, 12/10/13	AUD	70	74,142

			297,322

Brazil | 0.3%

Petrobras International Finance Co., 7.875%, 03/15/19	USD	88	107,064

Canada | 0.6%

Shaw Communications, Inc., 5.650%, 10/01/19	CAD	85	96,928
Suncor Energy, Inc., 6.100%, 06/01/18	USD	70	84,673
Wells Fargo Financial Canada Corp., 2.774%, 02/09/17	CAD	75	75,866

			257,467

Chile | 0.2%

Codelco, Inc., 3.750%, 11/04/20	USD	100	104,714

France | 0.4%

Electricite de France SA, 5.000%, 02/05/18	EUR	50	75,155
France Telecom SA, 5.375%, 07/08/19	USD	90	105,112

			180,267

Italy | 0.2%

Atlantia SpA, 3.375%, 09/18/17	EUR	50	66,810

Netherlands | 0.2%

BMW Finance NV, 3.375%, 12/14/18	GBP	60	99,026

Norway | 0.3%

Statoil ASA, 6.875%, 03/11/31	GBP	50	108,473

United Kingdom | 1.8%

National Grid PLC, 6.125%, 04/15/14	GBP	100	159,470

Description	Security Currency	Principal Amount (000)	Value

Lazard Retirement Multi-Asset Targeted Volatility Portfolio (continued)

Network Rail Infrastructure Finance PLC, 4.400%, 03/06/16	CAD	300	$314,158
Rolls-Royce PLC, 6.750%, 04/30/19	GBP	50	95,975
SSE PLC, 5.000%, 10/01/18	GBP	50	87,918
Tesco PLC, 6.125%, 02/24/22	GBP	50	93,609

			751,130

United States | 1.9%

American Express Credit Corp., 2.375%, 03/24/17	USD	100	104,567
BMW US Capital LLC, 2.375%, 12/04/15	NOK	310	53,028
Energizer Holdings, Inc., 4.700%, 05/19/21	USD	55	58,673
General Electric Capital Corp., 5.500%, 02/01/17	NZD	100	87,802
Goldman Sachs Group, Inc., 6.250%, 09/01/17	USD	65	76,351
JPMorgan Chase & Co., 3.875%, 09/23/20	EUR	50	72,149
Marathon Oil Corp., 2.800%, 11/01/22	USD	70	68,333
McDonald’s Corp., 1.875%, 05/29/19	USD	80	81,497
Nestle Holdings, Inc., 2.500%, 07/10/17	NOK	350	60,332
Starbucks Corp., 6.250%, 08/15/17	USD	70	83,821
Valero Energy Corp., 6.125%, 02/01/20	USD	60	72,904

			819,457

Total Corporate Bonds (Identified cost $2,824,865)			2,791,730

Foreign Government Obligations | 12.2%

Australia | 0.6%

Treasury Corp. of Victoria, 4.750%, 10/15/14	AUD	90	96,063
Western Australian Treasury Corp., 3.000%, 06/08/16	AUD	135	139,071

			235,134

Austria | 0.5%

Republic of Austria, 3.900%, 07/15/20	EUR	150	227,214

Description	Security Currency	Principal Amount (000)	Value

Bahamas | 0.3%

Commonwealth of Bahamas, 6.950%, 11/20/29	USD	100	$123,750

Belgium | 0.2%

Belgium Kingdom, 4.250%, 09/28/22	EUR	60	91,180

Bermuda | 0.5%

Government of Bermuda, 5.603%, 07/20/20	USD	200	230,500

Brazil | 0.4%

Federal Republic of Brazil, 11.000%, 06/26/17	EUR	85	151,952

Canada | 2.4%

Province of Alberta, 4.000%, 12/01/19	CAD	50	55,015
Province of British Columbia, 3.700%, 12/18/20	CAD	100	108,332
Province of Ontario, 6.250%, 06/16/15	NZD	355	314,804
Province of Quebec:
3.500%, 07/29/20	USD	245	271,337
8.500%, 04/01/26	CAD	70	106,877
Province of Saskatchewan, 8.500%, 07/15/22	USD	100	147,972

			1,004,337

Czech Republic | 0.5%

Czech Republic, 5.000%, 06/11/18	EUR	135	203,939

Denmark | 0.3%

Kommunekredit:
4.000%, 01/01/16	DKK	230	43,300
2.000%, 01/01/18	DKK	430	77,214

			120,514

France | 0.6%

Government of France, 4.250%, 10/25/23	EUR	180	275,195

Mexico | 1.4%

Mexican Bonos: 9.500%, 12/18/14	MXN	3,800	334,763
7.750%, 12/14/17	MXN	1,260	115,300
United Mexican States, 6.750%, 02/06/24	GBP	65	123,890

			573,953

Netherlands | 1.1%

Netherlands Government Bonds: 3.750%, 01/15/23	EUR	145	220,719

Description	Security Currency	Principal Amount (000)	Value

Lazard Retirement Multi-Asset Targeted Volatility Portfolio (continued)
2.500%, 01/15/33	EUR	185	$241,568

			462,287

Panama | 0.3%

Republic of Panama, 7.250%, 03/15/15	USD	110	122,650

Poland | 1.0%

Poland Government Bond, 5.750%, 04/25/14	PLN	900	283,747
Republic of Poland, 6.375%, 07/15/19	USD	123	151,112

			434,859

Qatar | 0.3%

State of Qatar, 5.250%, 01/20/20	USD	100	116,800

Slovakia | 0.5%

Slovak Republic, 4.375%, 05/21/22	USD	200	211,036

South Africa | 0.2%

Republic of South Africa, 4.500%, 04/05/16	EUR	50	69,637

Sweden | 0.9%

Kommuninvest I Sverige AB, 2.750%, 08/12/15	SEK	1,130	178,001
Svensk Exportkredit AB, 7.625%, 06/30/14	NZD	225	197,855

			375,856

United Kingdom | 0.2%

United Kingdom Treasury, 4.250%, 12/07/27	GBP	55	102,701

Total Foreign Government Obligations (Identified cost $5,098,987)			5,133,494

Quasi Government Bonds | 2.2%

Canada | 0.5%

Export Development Canada, 5.100%, 06/02/14	CAD	85	87,565
Ontario Electricity Financial Corp., 10.125%, 10/15/21	CAD	85	131,839

			219,404

Germany | 1.1%

KfW:
4.000%, 12/15/14	NOK	860	152,496
2.875%, 10/12/16	NOK	780	137,015
3.375%, 01/18/21	EUR	90	132,825

Description	Security Currency	Principal Amount (000)	Value

Landeskreditbank Baden-Wuerttemberg Foerderbank,
3.000%, 05/22/17	NOK	250	$43,693

			466,029

South Korea | 0.6%

Export-Import Bank of Korea, 5.000%, 04/11/22	USD	200	231,257

Total Quasi Government Bonds
(Identified cost $911,476)			916,690

Supranationals | 1.1%

Asian Development Bank, 3.375%, 05/20/14	NOK	850	148,108
Corporacion Andina de Fomento, 8.125%, 06/04/19	USD	96	124,112
Inter-American Development Bank, 6.000%, 12/15/17	NZD	60	55,153
International Bank for Reconstruction & Development, 4.250%, 01/28/15	CLP	67,000	141,901

Total Supranationals (Identified cost $471,500)			469,274

US Municipal Bonds | 0.5%

Pennsylvania | 0.4%

Pennsylvania State Build America Bonds Third Series B, 5.850%, 07/15/30	USD	50	59,963
Pennsylvania State Public School Building Authority Qualified School Construction Bond Series A, 5.000%, 09/15/27	USD	80	94,081

			154,044

Utah | 0.1%

Utah State Build America Bonds Series B, 3.539%, 07/01/25	USD	50	53,567

Total US Municipal Bonds (Identified cost $207,198)			207,611

Description	Shares	Value

Short-Term Investment | 3.7%

State Street Institutional Treasury Money Market Fund (Identified cost $1,572,486)	1,572,486	$1,572,486

Description	Value

Lazard Retirement Multi-Asset Targeted Volatility Portfolio (continued)

Total Investments | 98.5%
(Identified cost $39,132,829) (b), (f)	$41,459,507

Cash and Other Assets in Excess of Liabilities | 1.5%	615,326

Net Assets | 100.0%	$42,074,833

Lazard Retirement Multi-Asset Targeted Volatility Portfolio (continued)
Forward Currency Contracts Open at March 31, 2013:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Purchase Contracts
AUD	CAN	05/15/13	18,470	$19,000	$19,170	$170	$—
AUD	CAN	05/15/13	33,281	34,000	34,542	542	—
AUD	CAN	05/15/13	53,061	55,000	55,071	71	—
CAD	RBC	05/15/13	73,244	71,000	72,032	1,032	—
CHF	CAN	05/15/13	17,090	18,647	18,012	—	635
CHF	CAN	05/15/13	19,357	21,000	20,401	—	599
CHF	CAN	05/15/13	37,685	40,000	39,719	—	281
CHF	CAN	05/15/13	113,337	123,663	119,453	—	4,210
DKK	CSF	05/15/13	297,058	53,261	51,103	—	2,158
EUR	CIT	05/15/13	68,142	91,000	87,373	—	3,627
EUR	CIT	05/15/13	163,910	212,047	210,168	—	1,879
EUR	CIT	05/15/13	199,130	261,000	255,327	—	5,673
EUR	CIT	05/15/13	217,605	291,770	279,017	—	12,753
GBP	HSB	05/15/13	25,513	39,951	38,757	—	1,194
GBP	HSB	05/15/13	33,608	52,000	51,054	—	946
GBP	HSB	05/15/13	59,198	89,000	89,927	927	—
GBP	HSB	05/15/13	85,823	131,000	130,374	—	626
JPY	HSB	05/15/13	8,460,998	91,000	89,907	—	1,093
JPY	HSB	05/15/13	15,461,854	163,000	164,299	1,299	—
JPY	HSB	05/15/13	45,683,047	490,072	485,433	—	4,639
JPY	HSB	05/15/13	48,167,107	516,720	511,829	—	4,891
KRW	SCB	05/15/13	52,944,360	48,258	47,472	—	786
NOK	HSB	05/15/13	718,986	124,603	122,895	—	1,708
NZD	SSB	05/15/13	32,777	27,000	27,348	348	—
PLN	HSB	05/15/13	175,401	56,103	53,679	—	2,424
SEK	SSB	05/15/13	242,869	38,000	37,236	—	764
SGD	SSB	05/15/13	9,125	7,356	7,358	2	—

Total Forward Currency Purchase Contracts				$3,165,451	$3,118,956	$4,391	$50,886

Forward Currency Sale Contracts
AUD	CAN	05/15/13	19,154	$19,827	$19,880	$—	$53
AUD	CAN	05/15/13	38,548	39,567	40,008	—	441
AUD	CAN	05/15/13	45,977	47,036	47,718	—	682
AUD	CAN	05/15/13	46,359	48,210	48,114	96	—
AUD	CAN	05/15/13	203,758	208,857	211,476	—	2,619
AUD	SSB	04/18/13	186,770	193,328	194,238	—	910
CAD	RBC	05/15/13	10,629	10,346	10,453	—	107
CAD	RBC	05/15/13	54,825	53,447	53,919	—	472
CAD	RBC	05/15/13	68,198	66,385	67,070	—	685
CAD	RBC	05/15/13	678,199	677,843	666,979	10,864	—
CAD	SSB	04/18/13	171,732	167,267	168,991	—	1,724
CHF	CAN	05/15/13	8,194	8,648	8,636	12	—
CHF	CAN	05/15/13	179,275	188,000	188,949	—	949
CHF	SSB	04/18/13	50,967	53,489	53,699	—	210

Lazard Retirement Multi-Asset Targeted Volatility Portfolio (concluded)
Forward Currency Contracts Open at March 31, 2013 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Sale Contracts (concluded)
DKK	CSF	05/15/13	815,776	$142,000	$140,338	$1,662	$—
DKK	SSB	04/18/13	439,500	76,339	75,578	761	—
EUR	CIT	04/18/13	176,548	228,584	226,330	2,254	—
EUR	CIT	05/15/13	72,697	93,537	93,213	324	—
EUR	CIT	05/15/13	90,933	117,309	116,596	713	—
EUR	CIT	05/15/13	116,177	151,409	148,964	2,445	—
EUR	CIT	05/15/13	152,309	198,840	195,294	3,546	—
EUR	CIT	05/15/13	192,085	257,553	246,295	11,258	—
GBP	HSB	05/15/13	67,934	103,006	103,199	—	193
GBP	HSB	05/15/13	92,871	145,427	141,081	4,346	—
GBP	HSB	05/15/13	128,290	194,369	194,886	—	517
GBP	SSB	04/18/13	135,951	203,736	206,554	—	2,818
HKD	SSB	04/18/13	401,872	51,803	51,774	29	—
JPY	HSB	05/15/13	16,482,442	175,010	175,144	—	134
JPY	SSB	04/18/13	41,893,063	434,970	445,078	—	10,108
KRW	SCB	05/15/13	52,944,360	48,729	47,472	1,257	—
MXN	HSB	05/15/13	173,981	13,927	14,029	—	102
MXN	HSB	05/15/13	554,795	43,000	44,734	—	1,734
MXN	HSB	05/15/13	586,817	47,153	47,316	—	163
MXN	HSB	05/15/13	1,121,489	87,032	90,428	—	3,396
MXN	HSB	05/15/13	2,324,025	180,675	187,390	—	6,715
NOK	HSB	05/15/13	261,992	44,859	44,782	77	—
NOK	HSB	05/15/13	348,255	60,730	59,527	1,203	—
NOK	HSB	05/15/13	515,226	93,540	88,067	5,473	—
NOK	SSB	04/18/13	143,760	24,722	24,599	123	—
NOK	SSB	05/15/13	3,111,906	565,390	531,915	33,475	—
NZD	SSB	04/18/13	15,254	12,495	12,750	—	255
NZD	SSB	05/15/13	37,630	31,033	31,396	—	363
NZD	SSB	05/15/13	37,733	31,373	31,483	—	110
NZD	SSB	05/15/13	42,898	35,378	35,792	—	414
NZD	SSB	05/15/13	171,310	142,893	142,935	—	42
NZD	SSB	05/15/13	408,478	339,857	340,819	—	962
PLN	HSB	05/15/13	96,936	30,387	29,666	721	—
PLN	HSB	05/15/13	97,231	29,834	29,756	78	—
PLN	HSB	05/15/13	893,696	285,854	273,505	12,349	—
SEK	SSB	04/18/13	113,363	17,516	17,391	125	—
SEK	SSB	05/15/13	125,142	19,582	19,186	396	—
SEK	SSB	05/15/13	916,292	144,027	140,483	3,544	—
SGD	SSB	04/18/13	10,282	8,222	8,290	—	68

Total Forward Currency Sale Contracts				$6,694,350	$6,634,165	97,131	36,946

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$101,522	$87,832

(a)	Non-income producing security.
(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation are as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

US Strategic Equity	$6,118,090	$1,268,927	$147,707	$1,121,220
US Small-Mid Cap Equity	43,070,182	9,310,089	1,402,246	7,907,843
International Equity	503,059,939	118,173,932	9,227,680	108,946,252
Emerging Markets Equity	963,629,097	168,239,595	92,938,715	75,300,880
Multi-Asset Targeted Volatility	39,132,829	2,825,315	498,637	2,326,678

(c)	Private placements.
(d)

Security valued using Level 2 inputs, based on reference to a similar security from the same issuer which was trading on an active market, under accounting principles generally accepted in the United States of America (“GAAP”) hierarchy.

(e)

Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2013, these securities amounted to 1.8% of net assets of Emerging Markets Equity Portfolio, and are considered to be liquid.

(f)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt

Currency Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
DKK — Danish Krone
EUR — Euro
GBP — British Pound Sterling
HKD — Hong Kong Dollar
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican New Peso
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLN — Polish Zloty
SEK — Swedish Krona
SGD — Singapore Dollar
USD — United States Dollar

Counterparty Abbreviations:
CAN — Canadian Imperial Bank of Commerce
CIT — Citibank NA
CSF — Credit Suisse Group AG
HSB — HSBC Bank USA
RBC — Royal Bank of Canada
SCB — Standard Chartered Bank
SSB — State Street Bank and Trust Co.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry	Lazard Retirement International Equity Portfolio	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Multi-Asset Targeted Volatility Portfolio
Aerospace & Defense	—%	—%	0.4%
Agriculture	1.1	0.6	0.8
Alcohol & Tobacco	6.7	4.6	2.6
Automotive	2.7	—	1.2
Banking	11.2	21.8	3.6
Cable Television	—	—	2.2
Chemicals	—	1.2	0.8
Commercial Services	1.1	4.6	2.2
Computer Software	1.7	3.8	2.5
Construction & Engineering	—	1.2	—
Consumer Products	1.1	—	1.0
Diversified	0.7	1.4	—
Electric	1.5	—	2.0
Energy Exploration & Production	—	4.1	0.6
Energy Integrated	4.6	2.8	3.9
Energy Services	2.1	—	2.0
Financial Services	2.4	3.3	8.0
Food & Beverages	—	0.9	2.3
Forest & Paper Products	2.2	1.1	1.3
Gas Utilities	—	—	0.4
Health Services	1.1	—	0.8
Household and Personal Products	3.2	3.2	1.1
Housing	3.8	1.4	1.3
Insurance	4.6	1.1	1.7
Leisure & Entertainment	5.6	1.8	2.8
Manufacturing	8.6	4.1	4.3
Medical Products	0.7	—	1.8
Metals & Mining	1.7	3.9	0.5
Pharmaceutical & Biotechnology	11.4	—	8.1
Real Estate	—	—	2.0
Retail	5.6	5.1	5.9
Semiconductors & Components	2.0	6.4	0.1
Technology	3.0	1.4	1.4
Technology Hardware	—	0.8	6.8
Telecommunications	3.1	14.1	2.2
Transportation	2.0	1.9	2.4

Subtotal	95.5	96.6	81.0
Foreign Government Obligations	—	—	12.2
Supranationals	—	—	1.1
US Municipal Bonds	—	—	0.5
Short-Term Investments	3.6	2.9	3.7

Total Investments	99.1%	99.5%	98.5%

Valuation of Investments:

Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. or foreign exchanges or markets are generally based on the last reported sales price on the exchange or market on which the security is principally traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the most recent quoted bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Forward currency contracts are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations or a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”).

The Valuation Committee of the Lazard Asset Management LLC (the “Investment Manager”), which meets periodically under the direction of the Board, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of foreign securities may be determined with the assistance of an independent pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Foreign securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Fair Value Measurements:

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of Lazard Retirement Series, Inc. (the “Fund”). Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following tables summarize the valuation of the Portfolios’ investments by each fair value hierarchy level as of March 31, 2013:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2013

US Strategic Equity Portfolio

Common Stocks	$7,125,642	$—	$—	$7,125,642
Preferred Stock*	—	—	—	—
Short-Term Investment	—	113,668	—	113,668

Total	$7,125,642	$113,668	$—	$7,239,310

US Small-Mid Cap Equity Portfolio

Common Stocks	$50,279,223	$—	$—	$50,279,223
Preferred Stock*	—	—	—	—
Short-Term Investment	—	698,802	—	698,802

Total	$50,279,223	$698,802	$—	$50,978,025

International Equity Portfolio

Common Stocks
Russia	$—	$9,006,647	$—	$9,006,647
Thailand	—	6,613,983	—	6,613,983
Other	574,382,031	—	—	574,382,031
Short-Term Investment	—	22,003,530	—	22,003,530

Total	$574,382,031	$37,624,160	$—	$612,006,191

Emerging Markets Equity Portfolio

Common Stocks
Russia	$53,448,751	$53,651,711	$—	$107,100,462
Thailand	12,476,408	16,455,943	—	28,932,351
Other	859,646,190	—	—	859,646,190
Preferred Stock	13,380,513	—	—	13,380,513
Short-Term Investment	—	29,870,461	—	29,870,461

Total	$938,951,862	$99,978,115	$—	$1,038,929,977

Multi-Asset Targeted Volatility Portfolio

Assets:
Common Stocks	$30,368,222	$—	$—	$30,368,222
Coporate Bonds	—	2,791,730	—	2,791,730
Foreign Government Obligations	—	5,133,494	—	5,133,494
Quasi Government Bonds	—	916,690	—	916,690
Supranationals	—	469,274	—	469,274
US Municipal Bonds	—	207,611	—	207,611
Short-Term Investment	—	1,572,486	—	1,572,486
Other Financial Instruments** Forward currency Contracts	—	101,522	—	101,522

Total	$30,368,222	$11,192,807	$—	$41,561,029

Liabilities:
Other Financial Instruments** Forward currency Contracts	$—	$(87,832)	$—	$(87,832)

* The preferred stock was reported in the Portfolios of Investments at zero market value.

** Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

Certain common stocks (see footnote (d)) included in Level 2 were valued based on reference to similar securities from the same issuers which were trading on active markets. The fixed-income securities included in Level 2 were valued on the basis of prices provided by independent pricing services. The forward currency contracts included in Level 2 were valued using quotations provided by an independent pricing service. The short-term investment included in Level 2 (a pooled investment fund) was valued at the fund’s net asset value.

The fair value measurement process for the Level 3 preferred stock of Better Place, Inc., a company that is working to build the infrastructure to deliver a range of services relating to the use of electric vehicles, including battery charging and swap stations, includes significant unobservable inputs, including the continued monitoring of management changes, the implementation of the company’s business plan, and the application and timeliness of financing activities. Significant increases (decreases) in any of these inputs, in isolation or in combination, could result in a significantly higher (lower) fair value measurement.

In connection with the periodic implementation of fair value pricing procedures with respect to foreign securities, certain equity securities (other than those securities described in footnote (d)) in the International Equity, Emerging Markets Equity and Multi-Asset Targeted Volatility Portfolios were transferred from Level 1 to Level 2 as a result of fair value pricing procedure triggers being met and would revert to Level 1 when the fair value pricing procedure triggers are no longer met. There were no other transfers into or out of Levels 1, 2 or 3 during the period ended March 31, 2013.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended March 31, 2013:

Description	Balance as of December 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Depreciation	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2013	Net Change in Unrealized Depreciation from Investments Still Held at March 31, 2013

US Strategic Equity Portfolio
Preferred Stock*	$1,649	$—	$—	$(1,649)	$—	$—	$—	$—	$—	$(1,649)

US Small-Mid Cap Equity Portfolio
Preferred Stock*	$44,975	$—	$—	$(44,975)	$—	$—	$—	$—	$—	$(44,975)

* The preferred stock was reported in the Portfolios of Investments at zero market value.

Item 2.	Controls and Procedures.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

              Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	May 30, 2013

By:	/s/ Stephen St. Clair

Stephen St. Clair
Chief Financial Officer

Date:	May 30, 2013